Expense Example {- Fidelity® Balanced Fund} - 08.31 Fidelity Balanced Fund K PRO-12 - Fidelity® Balanced Fund - Fidelity Balanced Fund-Class K	Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555